Related Party Disclosures	6 Months Ended
Jun. 30, 2018
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Related Party Disclosures
24.	RELATED PARTY DISCLOSURES

Related party transactions in H118 were made in the ordinary course of business, except those carried out with Banco Santander SA as part of our ring-fencing plans, on substantially the same terms as for comparable transactions with third party counterparties, and within limits acceptable to the PRA. Such transactions do not involve more than the normal risk of collectability or present any unfavourable features. In addition, transactions with pension schemes operated by the Santander UK group are described in Note 28 to the Consolidated Financial Statements in the 2017 Annual Report.

At 30 June 2018, amounts owed by related parties increased to £14,499m (2017: £5,675m) and amounts owed to related parties increased to £14,230m (2017: £6,096m) principally due to the transfer of third party derivative balances to Banco Santander SA as part of our ring-fencing plans. In addition, and following Court approval of our Ring-Fence Transfer Scheme on 11 and 12 June 2018, there were further business transfers to the Banco Santander SA group in July 2018. For more on this, see Note 26 and Note 27.